Short-term bank loans (Detail Textuals) ¥ in Millions		1 Months Ended
	Feb. 04, 2016 USD ($)	Aug. 25, 2017 USD ($)	Jul. 21, 2017 USD ($)	Aug. 31, 2016 USD ($)	Apr. 21, 2016 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Aug. 25, 2017 CNY (¥)	Jul. 21, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Apr. 21, 2016 CNY (¥)	Feb. 04, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans						$ 1,751,398	$ 1,652,917			$ 3,298,240
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Short-term Debt [Line Items]
Short-term bank loans	$ 1,499,200	$ 318,436	$ 1,432,962	$ 299,840				¥ 2	¥ 9		¥ 2		¥ 10
Debt term	1 year	11 months	1 year	1 year
Maturity date	Feb. 01, 2017	Jul. 16, 2018	Jul. 21, 2018	Aug. 30, 2017
Effective interest rate	5.57%	5.89%	5.89%	5.66%				5.89%	5.89%		5.66%		5.57%
Loan agreement | Bank Of China (Lishui Branch) | FLS Mushroom
Short-term Debt [Line Items]
Short-term bank loans					$ 1,499,200							¥ 10
Debt term					6 months
Maturity date					Oct. 20, 2016
Effective interest rate					4.57%							4.57%